Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
4.	Debt

2015 Line of Credit

At December 31, 2015, we had a $10.0 million revolving line of credit with a lender, expiring in June 2016, which was subsequently amended in June 2016 to extend the maturity date through June 2017. This line of credit was terminated in April 2017.

2015 Term Loan

In March 2015, we entered into a collateralized $10.0 million term loan facility with a lender, maturing in March 2019, and borrowed the full amount under the term loan facility in June 2015. In January 2016, we paid off the outstanding balance of the term loan and simultaneously entered into a collateralized $20.0 million term loan facility, maturing in January 2020. We borrowed the full amount under the term loan facility in January 2016, which we repaid in full in April 2017.

2017 Financing Facility

In April 2017, we entered into a new financing facility consisting of a $5.0 million senior revolving credit facility, a $20.0 million senior term loan, and a $10.0 million subordinated term loan. In connection with the execution of this financing facility, the prior line of credit was terminated, and we borrowed the full $20.0 million available under the senior term loan and repaid the outstanding balance under our prior term loan. Additionally, in connection with the execution of our new financing facility, the lender waived the prepayment fee associated with our prior line of credit. In June 2017, we used proceeds from our IPO to pay all remaining outstanding principal and interest under the senior term loan and subsequently terminated the senior term loan and subordinated term loan. In connection with the repayment of the senior term loan, we recognized a loss on extinguishment of debt of $0.4 million related to unamortized debt issuance costs, which is included within other (income) expense, net in the accompanying condensed consolidated statements of operations. As of September 30, 2017, we had no outstanding borrowings. This financing facility was terminated in November 2017 in connection with our entry into a new $20.0 million revolving line of credit. See Note 11 for additional information regarding our new revolving line of credit.

4.    Debt

Line of Credit

At December 31, 2015, we had a $10.0 million revolving line of credit with a lender, expiring in June 2016, which was subsequently amended in June 2016 to extend the maturity date through June 2017. The amount of borrowing available under the credit facility at any time may not exceed 80% of eligible accounts receivable at such time and any amounts borrowed are collateralized by substantially all of our assets. Amounts drawn on the revolving line of credit bear interest at a floating rate of prime plus 0.75%. The agreement contains certain affirmative covenants related to the timely delivery of financial information to the bank and maintaining a liquidity ratio of at least 1.25 to 1, as well as certain customary negative covenants. We were in compliance with all covenants as of December 31, 2016, and would be able to draw up to a maximum of $3.5 million on the revolving line of credit while maintaining compliance with the liquidity ratio. As of December 31, 2015 and 2016, there were no advances against the line of credit.

Term Loan

In March 2015, we entered into a collateralized $10.0 million term loan facility with a lender, maturing in March 2019, and borrowed the full amount under the term loan facility in June 2015. In January 2016, we paid off the outstanding balance of the term loan and simultaneously entered into a collateralized $20.0 million term loan facility, maturing in January 2020. We borrowed the full amount under the term loan facility in January 2016. Amounts drawn on the term loan bear interest at a floating rate of prime plus 1.25%, or 5.00% as of December 31, 2016. We are required to repay the term loan over 48 months. The first 12 months will be interest-only payments followed by 36 months of monthly amortization payments. We may pay off the entire term loan at any time by paying all outstanding principal, accrued interest, and a prepayment fee of 1% of the amount advanced through month 12, 0.5% during months 13 through 24 and no prepayment fee thereafter. The term loan includes a financial covenant related to our short-term liquidity. We were in compliance with this covenant as of December 31, 2016.